CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 135 (“PEA No. 135”) on October 27, 2010, pursuant to Rule 485(a) under the 1933 Act, and declared effective October 28, 2010, for the following funds:

INTECH Risk-Managed Core Fund	Janus Flexible Bond Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class R Shares
— Class T Shares	— Class S Shares
INTECH Risk-Managed Growth Fund	— Class T Shares
— Class A Shares	Janus Government Money Market Fund
— Class C Shares	— Class D Shares
— Class I Shares	— Class T Shares
— Class S Shares	Janus Growth Allocation Fund
— Class T Shares	— Class A Shares
INTECH Risk-Managed International Fund	— Class C Shares
— Class A Shares	— Class D Shares
— Class C Shares	— Class I Shares
— Class I Shares	— Class S Shares
— Class S Shares	— Class T Shares
— Class T Shares	Janus High-Yield Fund
INTECH Risk-Managed Value Fund	— Class A Shares
— Class A Shares	— Class C Shares
— Class C Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class R Shares
— Class T Shares	— Class S Shares
Janus Conservative Allocation Fund	— Class T Shares
— Class A Shares	Janus Moderate Allocation Fund
— Class C Shares	— Class A Shares
— Class D Shares	— Class C Shares
— Class I Shares	— Class D Shares
— Class S Shares	— Class I Shares
— Class T Shares	— Class S Shares
Janus Dynamic Allocation Fund	— Class T Shares
— Class A Shares	Janus Money Market Fund
— Class C Shares	— Class D Shares
— Class I Shares	— Class T Shares
— Class S Shares
— Class T Shares

Janus Short-Term Bond Fund	Perkins Small Cap Value Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class L Shares
— Class T Shares	— Class R Shares
Perkins Large Cap Value Fund	— Class S Shares
— Class A Shares	— Class T Shares
— Class C Shares	Perkins Value Plus Income Fund
— Class D Shares	— Class A Shares
— Class I Shares	— Class C Shares
— Class S Shares	— Class D Shares
— Class T Shares	— Class I Shares
Perkins Mid Cap Value Fund	— Class S Shares
— Class A Shares	— Class T Shares
— Class C Shares
— Class D Shares
— Class I Shares
— Class L Shares
— Class R Shares
— Class S Shares
— Class T Shares
(collectively, the “Funds”)
3.	The text of PEA No. 135 has been filed electronically.
DATED: November 2, 2010

JANUS INVESTMENT FUND on behalf of the Funds
By	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President